Stockholders' equity - Profit reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit reserves
Balance at beginning of year	$ 44,772	$ 41,024	$ 35,704
Dividends and interest on capital of Vale's stockholders	(2,054)	(2,133)	(1,061)
Translation adjustments	3,899	1,026	(3,677)
Balance at end of year	$ 44,832	44,772	41,024
Maximum percentage of distributable income reserve for maintenance and development	50.00%
Percentage of distributable income retained for capital investments budget	50.00%
Investments reserve
Profit reserves
Balance at beginning of year	$ 5,209	1,808
Allocation of Income (loss)	4,062	3,541
Translation adjustments	(907)	(140)
Balance at end of year	8,364	5,209	1,808
Legal reserve
Profit reserves
Balance at beginning of year	1,630	1,384
Allocation of Income (loss)	343	275
Translation adjustments	(251)	(29)
Balance at end of year	1,722	1,630	1,384
Tax incentive reserve
Profit reserves
Balance at beginning of year	580	377
Allocation of Income (loss)	401	216
Translation adjustments	(99)	(13)
Balance at end of year	882	580	377
Additional Remuneration reserve
Profit reserves
Balance at beginning of year		634
Dividends and interest on capital of Vale's stockholders		(658)
Translation adjustments		24
Balance at end of year			634
Profit reserves
Profit reserves
Balance at beginning of year	7,419	4,203
Allocation of Income (loss)	4,806	4,032
Dividends and interest on capital of Vale's stockholders		(658)
Translation adjustments	(1,257)	(158)
Balance at end of year	$ 10,968	$ 7,419	$ 4,203